Income taxes (CIT Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes [Abstract]
CIT at rate of 25%	$ 52,504,028	$ 58,070,622	$ 40,410,655
Tax effect of non-deductible expenses	3,490,593	11,166,825	2,562,233
Unrecognized tax benefit	5,465,293	(4,994,595)	0
LAT expense	36,727,785	25,390,667	25,582,339
CIT benefit of LAT	(9,171,919)	(6,347,667)	(6,395,585)
Changes in valuation allowance	0	(7,856,467)	(3,115,025)
International rate difference	9,089,244	(336,247)	(397,031)
Income tax on undistributed earnings of PRC subsidiaries	3,500,000	2,204,619	3,680,000
Adjustment of estimated income tax accruals	(18,059,102)	(3,038,183)	(3,988,507)
Others	113,928	(84,947)	298,410
Actual income tax expense	$ 83,659,850	$ 74,174,627	$ 58,637,489